Performance Management	Jul. 27, 2026
T. Rowe Price Spectrum Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.86%	Worst Quarter	3/31/20	-14.72%
The fund’s return for the six months ended 6/30/26 was 7.65%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	7.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

Periods ended
December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						07/29/1994
Returns before taxes	14.51%	5.92%	8.11%	—%
Returns after taxes on distributions	11.96	3.90	6.32	—
Returns after taxes on distributions and sale
of fund shares	9.73	4.08	6.00	—
I Class						03/23/2016
Returns before taxes	14.66	6.06	—	8.46

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	22.34	11.19	11.72	12.12	[b]
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
	15.95	5.95	7.83	7.90	[b]
Combined Index Portfolio[a] (reflects no deduction for fees or expenses)
	15.50	7.26	8.51	8.67	[b]
Lipper Mixed-Asset Target Allocation Moderate Funds Index
	13.60	6.67	7.80	7.94	[b]

[a]	Combined Index Portfolio is a blended benchmark composed of 60% stocks (42% Russell 3000® Index and 18% MSCI All Country World Index ex USA Net), 30% bonds (Bloomberg U.S. Aggregate Bond Index), and 10% money market securities (FTSE 3-Month Treasury Bill Index) as of 5/31/26. The indices and percentages may vary over time.
[b]	Return since 3/23/16.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Spectrum Moderate Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	17.94%	Worst Quarter	3/31/20	-18.31%
The fund’s return for the six months ended 6/30/26 was 9.39%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	9.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

Periods ended
December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						07/29/1994
Returns before taxes	17.05%	7.35%	9.65%	—%
Returns after taxes on distributions	15.15	5.68	8.29	—
Returns after taxes on distributions and sale
of fund shares	11.19	5.41	7.54	—
I Class						03/23/2016
Returns before taxes	17.23	7.51	—	10.18

MSCI All Country World Index Net (reflects no deduction for fees or expenses)
	22.34	11.19	11.72	12.12	[b]
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)
	18.45	7.94	9.59	9.78	[b]
Combined Index Portfolio[a] (reflects no deduction for fees or expenses)
	18.71	9.25	10.55	10.81	[b]
Lipper Mixed-Asset Target Allocation Growth Funds Index
	15.28	7.98	9.33	9.61	[b]

[a]	Combined Index Portfolio is a blended benchmark composed of 80% stocks (56% Russell 3000® Index and 24% MSCI All Country World Index ex USA Net) and 20% bonds (Bloomberg U.S. Aggregate Bond Index) as of 5/31/26. The indices and percentages may vary over time.
[b]	Return since 3/23/16.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Spectrum Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.70%	Worst Quarter	3/31/20	-11.16%
The fund’s return for the six months ended 6/30/26 was 5.95%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	5.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

Periods ended
December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						07/29/1994
Returns before taxes	11.93%	4.70%	6.52%	—%
Returns after taxes on distributions	9.52	2.86	4.95	—
Returns after taxes on distributions and sale
of fund shares	7.73	3.02	4.63	—
I Class						03/23/2016
Returns before taxes	12.07	4.82	—	6.71

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
	7.30	-0.36	2.01	1.79	[b]
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
	12.87	4.06	6.10	6.07	[b]
Combined Index Portfolio[a] (reflects no deduction for fees or expenses)
	12.34	5.25	6.42	6.49	[b]
Lipper Mixed-Asset Target Allocation Conservative Funds Index
	10.66	3.90	5.25	5.23	[b]

[a]	Combined Index Portfolio is a blended benchmark composed of 40% stocks (28% Russell 3000® Index and 12% MSCI All Country World Index ex USA Net), 40% bonds (Bloomberg U.S. Aggregate Bond Index), and 20% money market securities (FTSE 3-Month Treasury Bill Index) as of 5/31/26. The indices and percentages may vary over time.
[b]	Return since 3/23/16.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com